SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of project assets

	December 31,	December 31,	December 31
	2009	2010	2011
	$	$	$
Project assets — Module cost	1,669,040	13,350,157	3,337,837
Project assets — Development	—	19,609,382	5,140,345
Project assets — Others	269,479	2,019,491	3,284,487
Total project assets	1,938,519	34,979,030	11,762,669

Current portion	1,938,519	34,979,030	8,860,635

Noncurrent portion	—	—	2,902,034

Total current liabilities	—	12,684,581	—
Total liabilities	—	12,684,581	—

Schedule of interest costs incurred
	Year ended December 31,
	2009	2010	2011
	$	$	$
Total interest incurred	28,527,579	35,754,067	37,459,515
Less: Interest capitalized	1,432,500	1,801,941	2,438,575
Interest expenses	27,095,079	33,952,126	35,020,940

Schedule of estimated useful lives of assets
Years

Buildings	10—20
Plant and machinery	5—10
Motor vehicles	3—5
Electronic equipment, furniture and fixtures	3—5

Schedule of computation of basic and diluted income from operations per share

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net income (loss) from operations attributable to ordinary shareholders — basic	96,226,437	311,452,980	(37,820,093)
Finance charge related to convertible notes	9,425,195	9,419,771	—

Net income (loss) from operations attributable to ordinary shareholders — diluted	105,651,632	320,872,751	(37,820,093)

Weighted average number of ordinary shares outstanding — basic	2,724,185,761	3,402,701,503	3,521,182,416
Nonvested restricted shares	—	16,977,041	—
Share options	—	6,715,832	—
Convertible notes	407,319,420	407,319,420	—

Weighted average number of ordinary shares outstanding — diluted	3,131,505,181	3,833,713,796	3,521,182,416

Earnings (loss) per ordinary share from operations — basic	0.04	0.09	(0.01)

Earnings (loss) per ordinary share from operations — diluted	0.03	0.08	(0.01)

Schedule of securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
	Year ended December 31,
	2009	2010	2011

Non-vested restricted shares	41,139,712	47,581,632	47,183,592
Share options	24,337,277	27,113,457	57,839,459
Convertible senior notes	—	—	377,083,332

Total	65,476,989	74,695,089	482,106,383